RISK MANAGEMENT - Risk exposure by credit rating (Details) - Other financial instruments - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Unrated credit exposures	$ 318,373	$ 177,085
Maximum exposure	37,194,524	30,404,102
Sovereign Risk
RISK MANAGEMENT
Rated credit exposures	7,025,658	11,714,435
AAA
RISK MANAGEMENT
Rated credit exposures	14,570,753	6,566,489
AA+
RISK MANAGEMENT
Rated credit exposures	1,448,837	3,068,211
AA
RISK MANAGEMENT
Rated credit exposures	723,019	103,626
AA-
RISK MANAGEMENT
Rated credit exposures	794,748	23,858
A+
RISK MANAGEMENT
Rated credit exposures	3,549,222	441,670
A
RISK MANAGEMENT
Rated credit exposures	516,950	84,104
A-
RISK MANAGEMENT
Rated credit exposures	1,628,479	661,994
BBB+
RISK MANAGEMENT
Rated credit exposures	1,395,620	560,987
BBB
RISK MANAGEMENT
Rated credit exposures	1,027,745	307,309
BBB-
RISK MANAGEMENT
Rated credit exposures	1,332,161	1,955,566
Other
RISK MANAGEMENT
Rated credit exposures	$ 2,862,959	$ 4,738,768